UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower International Value Fund (Formerly Great-West International Value Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-advisers are LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -15.18%, relative to a -5.58% return for the MSCI EAFE® Value Index, the Fund’s benchmark index.
LSV Commentary
Relative to the benchmark index, the portion of the Fund sub-advised by LSV (the “LSV portfolio”) lagged due to an underweight in energy stocks, the year’s best performing sector and also due to an overweight in technology stocks, one of the worst performing sectors for the year. While the LSV portfolio is essentially country neutral, a slight underweight to Australia and slight overweight in the Netherlands resulted in country selection being a detractor for the year.
While the deeper value bias of the LSV portfolio was a contributor against the benchmark index, that exposure was offset due to sector and country selection that both were detractors. The smaller capitalization bias of the LSV portfolio was not really a factor in 2022. Stock selection in financials and industrials added value while selection in materials and health care detracted from results. By country, stock selection was best in Japan and worst in the U.K. which is a market dominated by big oil companies (BP and Shell).
MFS Commentary
During the reporting period, markets continued to grapple with the strongest global inflationary pressures in decades along with signs of slowing economic growth. Intermittent coronavirus flareups, particularly in China, where home-grown vaccines proved less effective than elsewhere, kept supply chains stretched for a considerable period. At the same time, the reopening of the economy in parts of the world where the virus was better contained led to a shift in consumption patterns in favor of services, straining already tight labor markets in most developed economies, while reducing demand for manufactured goods, primarily from Asia. As a result of Russia’s invasion of Ukraine, geopolitical considerations, such as sanctions and trade bans, resulted in additional supply chain disruptions and volatile global energy prices. Taken together, these factors contributed to market volatility.
The ripple effects from the Russian invasion further complicated the mission central banks had to take on to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers found themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, policymakers remained focused on controlling inflation, although investors appeared to have expected varying degrees of action from the central banks. The Federal Reserve was among the most aggressive developed market central banks, tightening policy at the fastest rate in decades, although it slowed its hiking pace at the end of the period, as did the European Central Bank. After remaining on the monetary sidelines for much of the period, the Bank of Japan widened its yield curve control band, capping the yield on its 10-year bond at 0.5%, up from 0.25%, an action, investors interpreted as a first step toward monetary policy normalization.

Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that supply chain bottlenecks (particularly semiconductors) were moderating, the easing of Covid restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels were nearing a peak were supportive factors for the macroeconomic backdrop.
An overweight position and stock selection in the information technology sector detracted from performance relative to the benchmark index. Here, the MFS sub-advised portion of the Fund’s (“MFS portfolio”) positions in semiconductor manufacturer Taiwan Semiconductor Manufacturing* (Taiwan), simulation software developer ANSYS*, and microchip and electronics manufacturer Samsung Electronics* (South Korea) weakened relative returns.
Security selection within the industrials sector also weighed on relative results led by the MFS portfolio’s holdings of electrical distribution equipment manufacturer Schneider Electric* (France), wiring devices and cable systems manufacturer Legrand* (France), and industrial and commercial steam systems developer Spirax-Sarco Engineering* (United Kingdom).
Elsewhere, holdings of fragrance and flavor products manufacturer Givaudan* (Switzerland) and biotech research and development firm Novozymes* (Denmark) held back relative results. In addition, not owning shares of strong-performing global energy and petrochemicals company Shell (United Kingdom) and mining giant BHP Group (Australia) hindered relative returns.
An underweight position in the consumer discretionary sector supported relative performance. Here, avoiding poor-performing car makers Toyota Motor (Japan) and Volkswagen (Germany) aided relative performance.
Elsewhere, not owning shares of mail and logistics services provider Deutsche Post (Germany), electronics and electrical engineering company Siemens (Germany), electricity and gas distributor Enel (Italy), financial services provider Credit Suisse (Switzerland), chemicals manufacturer BASF (Germany), pharmaceutical firm GlaxoSmithKline (United Kingdom) and financial services firm Australia and New Zealand Banking Group (Australia) supported relative results. Additionally, the MFS portfolio’s holdings of pharmaceutical manufacturing company Rohto Pharmaceutical* (Japan) further strengthened relative returns.
During the reporting period, the MFS portfolio’s relative currency exposure, resulting primarily from differences between the MFS portfolio’s and the benchmark index’s exposures to holdings of securities denominated in foreign currencies, was a contributor to relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark index.
*Security is not a benchmark constituent.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-14.90%	1.59%	4.50%
Investor Class	-15.18%	1.23%	6.75%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.56%
Industrial	16.97
Financial	16.52
Consumer, Cyclical	10.25
Basic Materials	9.50
Technology	7.59
Energy	5.63
Communications	3.14
Utilities	0.80
Government Money Market Mutual Funds	0.25
Short Term Investments	5.79
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,051.16	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62
Investor Class
Actual	$1,000.00	$1,048.17	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45
* Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Institutional Class shares and 1.07% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
COMMON STOCK
Basic Materials — 9.73%
125,052	Agnico Eagle Mines Ltd	$ 6,498,265
138,100	Anglo American PLC	5,407,172
26,300	Arkema SA	2,365,543
170,600	BHP Group Ltd	5,284,675
370,400	BlueScope Steel Ltd	4,221,541
63,000	Boliden AB	2,366,418
69,800	Covestro AG(a)	2,719,123
45,060	Croda International PLC(b)	3,584,743
93,900	Evonik Industries AG	1,791,026
130,400	Fortescue Metals Group Ltd	1,822,624
170,385	Franco-Nevada Corp	23,225,967
2,139	Givaudan SA	6,551,559
1,366,077	Glencore PLC	9,108,282
242,600	ICL Group Ltd	1,752,897
75,800	Kaneka Corp	1,884,888
187,300	Kansai Paint Co Ltd	2,292,347
710,000	Kingboard Holdings Ltd	2,251,503
347,200	Mitsubishi Chemical Group Corp	1,797,462
162,500	Mitsubishi Gas Chemical Co Inc	2,233,817
120,900	Mitsui Chemicals Inc	2,715,511
47,700	Nippon Soda Co Ltd(c)	1,560,082
242,211	Novozymes A/S Class B(b)	12,288,262
54,700	Rio Tinto Ltd	4,317,236
651,900	St Barbara Ltd(c)	348,465
143,100	Sumitomo Forestry Co Ltd(b)	2,529,037
299,040	Svenska Cellulosa AB SCA Class B(b)	3,787,244
64,243	Symrise AG	6,977,089
474,100	Synthomer PLC	825,932
158,900	Tokuyama Corp	2,156,861
148,600	UBE Corp	2,178,119
133,230	Wheaton Precious Metals Corp	5,205,219
81,800	Yara International ASA	3,592,409
212,400	Zeon Corp	2,137,343
		137,778,661
Communications — 3.22%
1,332,100	Airtel Africa PLC(a)	1,793,407
2,511,000	BT Group PLC	3,389,046
99,500	Deutsche Telekom AG	1,979,703
12,320	Nice Ltd Sponsored ADR(b)(c)	2,369,136
1,035,700	Nine Entertainment Co Holdings Ltd	1,292,101
218,600	Nippon Telegraph & Telephone Corp	6,234,146
784,700	Nokia OYJ	3,645,469
491,200	Orange SA	4,873,728
224,800	ProSiebenSat.1 Media SE	1,993,950
262,200	Telefonaktiebolaget LM Ericsson Class B	1,536,338
729,500	Telefonica SA	2,640,859
48,500	Telenet Group Holding NV	792,211
302,800	Television Francaise 1	2,324,533
69,200	United Internet AG	1,395,386
Shares		Fair Value
Communications — (continued)
88,590	Wolters Kluwer NV	$ 9,269,608
		45,529,621
Consumer, Cyclical — 9.91%
33,700	adidas AG	4,567,224
308,300	Barratt Developments PLC	1,472,169
68,500	Bayerische Motoren Werke AG	6,064,630
67,300	Bellway PLC	1,538,638
214,000	Betsson AB Class B(c)	1,739,335
46,159	Cie Financiere Richemont SA	5,984,974
235,601	Cie Generale des Etablissements Michelin SCA	6,563,184
474,200	Citizen Watch Co Ltd(c)	2,129,115
929,000	Currys PLC	599,856
52,100	Daimler Truck Holding AG(c)	1,601,638
127,400	Daiwa House Industry Co Ltd	2,934,819
181,000	Daiwabo Holdings Co Ltd(c)	2,653,520
242,500	EDION Corp(b)	2,371,718
135,700	Electrolux AB Class B(b)	1,833,432
1,112,900	Harvey Norman Holdings Ltd	3,118,350
61,900	Haseko Corp	691,383
131,500	Honda Motor Co Ltd	2,999,384
440,100	International Consolidated Airlines Group SA(c)	580,201
198,100	Isuzu Motors Ltd	2,296,549
129,300	ITOCHU Corp	4,056,497
56,500	Japan Airlines Co Ltd(c)	1,150,774
152,400	Jardine Cycle & Carriage Ltd(b)	3,254,007
17,510	JB Hi-Fi Ltd	499,066
38,900	Kaufman & Broad SA(b)(c)	1,143,269
3,107	Kering SA	1,581,233
204,200	Kindred Group PLC	2,129,137
1,038,600	Kingfisher PLC	2,949,662
86,100	Kohnan Shoji Co Ltd	2,235,332
247,300	K's Holdings Corp	2,121,103
6,905	LVMH Moet Hennessy Louis Vuitton SE	5,024,704
248,400	Marubeni Corp	2,845,658
93,100	Mercedes-Benz Group AG	6,088,247
79,200	Mitsubishi Corp	2,571,212
131,000	Mitsui & Co Ltd	3,815,470
199,600	Okamura Corp	2,140,338
38,000	Pandora A/S	2,685,897
603,400	Pirelli & C SpA(a)	2,586,498
432,800	Redrow PLC	2,370,664
191,000	Rexel SA	3,777,678
78,585	Ryanair Holdings PLC Sponsored ADR(c)	5,875,015
166,012	Stellantis NV	2,357,123
202,900	Super Retail Group Ltd(c)	1,472,638
14,500	Swatch Group AG	4,121,201
203,400	Teijin Ltd	1,982,176
112,500	Tokmanni Group Corp	1,360,440
153,500	Toyota Boshoku Corp	2,037,324
356,300	Volvo AB Class B	6,436,060

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Cyclical — (continued)
101,200	Yamaha Motor Co Ltd(b)	$ 2,287,248
175,600	Yokohama Rubber Co Ltd(b)	2,717,167
627,500	Yue Yuen Industrial Holdings Ltd	878,168
55,362	Zalando SE(a)(c)	1,949,002
		140,240,127
Consumer, Non-Cyclical — 24.05%
53,300	Adecco Group AG	1,753,296
83,500	Alfresa Holdings Corp	1,061,393
156,280	Amadeus IT Group SA(c)	8,107,428
52,700	Arcs Co Ltd(c)	878,511
121,685	Associated British Foods PLC	2,306,277
238,365	Bayer AG	12,268,626
60,880	Beiersdorf AG	6,956,845
198,300	British American Tobacco PLC	7,843,225
99,073	Bruker Corp	6,771,640
188,100	Carrefour SA(b)	3,146,140
243	Chocoladefabriken Lindt & Spruengli AG	2,476,180
357,000	CK Hutchison Holdings Ltd	2,138,734
108,400	Coca-Cola HBC AG	2,561,809
55,700	Danone SA	2,935,698
320,290	Diageo PLC	14,017,842
196,700	Elders Ltd	1,350,197
48,772	EssilorLuxottica SA	8,824,442
357,234	Experian PLC	12,094,679
116,400	Ezaki Glico Co Ltd(b)	3,192,445
56,900	Fresenius SE & Co KGaA	1,589,320
455,860	GSK PLC	7,877,678
2,134,955	Haleon PLC(c)	8,445,949
206,700	Imperial Brands PLC	5,146,671
593,400	Inghams Group Ltd	1,150,470
141,003	Intertek Group PLC	6,858,438
37,400	Ipsen SA	4,022,753
85,200	Ito En Ltd	3,100,769
55,800	Itoham Yonekyu Holdings Inc(c)	296,097
1,155,600	J Sainsbury PLC	3,029,551
54,000	Kobayashi Pharmaceutical Co Ltd(b)	3,701,301
232,400	Koninklijke Ahold Delhaize NV	6,681,774
17,500	Kose Corp(b)	1,901,432
225,800	Lion Corp(b)	2,597,258
26,209	L'Oreal SA	9,385,350
58,700	Megmilk Snow Brand Co Ltd	802,479
716,900	Metcash Ltd	1,938,689
243,589	Nestle SA	28,136,828
207,500	Novartis AG	18,778,222
118,986	Ocado Group PLC(b)(c)	882,954
173,300	Ono Pharmaceutical Co Ltd	4,050,643
393,098	Orkla ASA	2,837,119
79,719	Pernod Ricard SA	15,682,478
38,400	Prima Meat Packers Ltd(c)	639,072
15,500	QinetiQ Group PLC	66,616
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
46,200	Randstad NV(b)	$ 2,822,921
172,263	Reckitt Benckiser Group PLC	11,936,554
68,495	Roche Holding AG	21,523,702
563,000	Rohto Pharmaceutical Co Ltd	9,889,230
117,800	Sanofi	11,359,010
364,600	Santen Pharmaceutical Co Ltd	2,970,916
124,000	Scandinavian Tobacco Group A/S(a)	2,179,512
91,600	Secom Co Ltd	5,226,499
390,571	Securitas AB Class B(b)	3,259,103
3,637	SGS SA	8,471,810
27,900	Societe BIC SA	1,909,830
25,900	Sohgo Security Services Co Ltd	705,146
1,729,842	Sonae SGPS SA(c)	1,732,966
110,186	Tate & Lyle PLC	943,728
977,100	Tesco PLC	2,631,996
184,000	Toyo Suisan Kaisha Ltd	7,088,778
1,986,000	United Laboratories International Holdings Ltd	1,239,825
7,405,251	WH Group Ltd(a)	4,319,026
		340,495,870
Energy — 5.77%
2,224,300	Beach Energy Ltd	2,415,275
428,000	Eni SpA	6,085,910
135,761	Galp Energia SGPS SA	1,831,496
919,800	New Hope Corp Ltd(b)	3,950,245
71,600	OMV AG	3,683,160
376,400	Repsol SA(b)	5,991,145
435,000	Shell PLC	12,260,430
471,122	TotalEnergies SE(b)	29,573,728
657,848	Woodside Energy Group Ltd	15,931,924
		81,723,313
Financial — 16.93%
248,600	3i Group PLC	4,007,783
220,600	ABN AMRO Bank NV(a)	3,054,852
457,600	Aegon NV	2,318,503
10,500	Allianz SE	2,242,349
134,826	ANZ Group Holdings Ltd(c)	2,171,903
75,900	ASR Nederland NV(c)	3,606,302
438,200	Aviva PLC	2,323,982
140,600	AXA SA	3,916,474
17,700	Baloise Holding AG	2,729,460
447,900	Banco Bilbao Vizcaya Argentaria SA	2,697,812
921,078	Banco Santander SA	2,754,119
235,700	Bank Leumi Le-Israel BM	1,963,100
951,675	Bank of Ireland Group PLC	9,068,783
1,582,000	Barclays PLC	3,009,885
58,143	BAWAG Group AG(a)	3,098,446
279,800	BFF Bank SpA(a)	2,219,882
101,800	BNP Paribas SA	5,796,389
439,025	CaixaBank SA	1,721,320
661,500	Chiba Bank Ltd	4,826,399

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
236,100	Credit Agricole SA	$ 2,483,609
117,200	Dai-ichi Life Holdings Inc	2,646,771
124,600	Danske Bank A/S	2,457,500
106,500	DBS Group Holdings Ltd	2,695,686
97,300	Deutsche Bank AG	1,093,801
79,572	Deutsche Boerse AG	13,701,467
129,300	DNB Bank ASA	2,553,691
100,800	Eurocommercial Properties NV REIT	2,442,002
91,058	Euronext NV(a)	6,741,115
108,600	Fukuoka Financial Group Inc	2,467,158
737,900	Gunma Bank Ltd	2,818,271
391,000	Hachijuni Bank Ltd	1,624,207
1,117,900	Helia Group Ltd	2,086,101
16,400	Helvetia Holding AG	1,908,349
244,590	Hiscox Ltd	3,223,316
219,900	ING Groep NV	2,678,628
486,800	Japan Post Holdings Co Ltd	4,095,914
131,115	Julius Baer Group Ltd	7,631,040
49,572	Jyske Bank A/S(c)	3,214,339
638,500	Kerry Properties Ltd	1,385,189
44,762	LEG Immobilien SE	2,919,310
880,900	Legal & General Group PLC	2,640,011
6,241,500	Lloyds Banking Group PLC	3,405,713
849,380	Mebuki Financial Group Inc	2,158,551
243,300	Mediobanca Banca di Credito Finanziario SpA	2,337,877
586,760	Mitsubishi HC Capital Inc	2,886,009
547,200	Mitsubishi UFJ Financial Group Inc	3,673,581
203,073	Mizuho Financial Group Inc	2,860,952
1,760,200	NatWest Group PLC	5,611,592
473,800	Nomura Holdings Inc	1,755,655
321,700	Nordea Bank Abp	3,446,036
585,300	North Pacific Bank Ltd	1,130,285
238,400	ORIX Corp	3,815,986
2,026,600	Resona Holdings Inc	11,130,934
115,700	Societe Generale SA	2,902,169
70,500	Sompo Holdings Inc	3,119,139
676,600	Stockland REIT(c)	1,666,373
117,900	Sumitomo Mitsui Financial Group Inc	4,743,404
232,300	Swedbank AB Class A	3,951,206
2,722	Swiss Life Holding AG	1,403,079
132,889	Sydbank AS	5,590,163
185,167	TAG Immobilien AG	1,201,768
1,116,910	UBS Group AG	20,759,142
986,300	UnipolSai Assicurazioni SpA	2,428,211
177,400	United Overseas Bank Ltd	4,063,497
195,758	Vonovia SE	4,611,344
		239,687,884
Industrial — 17.38%
111,500	AGC Inc(b)	3,700,210
48,618	Agilent Technologies Inc	7,275,684
282,600	Alps Alpine Co Ltd	2,554,368
277,900	Amada Co Ltd	2,164,105
Shares		Fair Value
Industrial — (continued)
600	AP Moller - Maersk A/S Class B	$ 1,343,163
970,500	Aurizon Holdings Ltd	2,458,707
553,100	Austal Ltd	783,390
440,100	BAE Systems PLC	4,544,491
57,900	Bekaert SA	2,250,161
126,500	Bouygues SA	3,793,944
248,400	bpost SA	1,277,066
115,700	Brother Industries Ltd	1,748,653
6,400	Bucher Industries AG	2,670,905
2,832,000	China Resources Cement Holdings Ltd	1,496,577
144,500	Cia de Distribucion Integral Logista Holdings SA	3,643,773
69,600	Cie de Saint-Gobain	3,404,878
161,157	CRH PLC	6,409,218
15,647	D/S Norden A/S	942,964
193,200	Deutsche Post AG	7,230,807
25,700	Dfds A/S	944,387
16,300	Disco Corp	4,645,843
325,513	Epiroc AB Class A	5,927,302
158,370	GEA Group AG	6,440,497
11,874	Geberit AG	5,605,484
329,800	Hazama Ando Corp(b)	2,104,904
96,779	Hirose Electric Co Ltd	12,138,157
109,700	Holcim AG	5,678,433
111,300	Hosiden Corp	1,329,904
132,500	Husqvarna AB Class B	930,604
629,519	IMI PLC	9,824,140
113,400	Japan Aviation Electronics Industry Ltd	1,808,949
101,400	Kamigumi Co Ltd	2,064,304
100,400	Kinden Corp	1,093,078
69,885	Knorr-Bremse AG	3,801,898
91,000	Kumagai Gumi Co Ltd(c)	1,812,652
1,881,000	Lee & Man Paper Manufacturing Ltd	824,844
231,039	Legrand SA	18,525,039
274,600	Leonardo SpA	2,368,352
257,900	Metsa Board OYJ Class B	2,422,875
35,400	Nichiha Corp(c)	710,187
108,100	Nippon Electric Glass Co Ltd(b)	1,918,551
255,200	Obayashi Corp	1,927,677
28,800	Omron Corp	1,391,840
266,700	Rengo Co Ltd(c)	1,830,211
13,650	Rheinmetall AG	2,717,381
32,200	Sankyu Inc(c)	1,178,068
43,345	Schindler Holding AG(b)	8,152,429
174,522	Schneider Electric SE	24,508,845
140,200	Seino Holdings Co Ltd	1,242,757
387,500	Shimadzu Corp	10,970,082
92,300	Signify NV(a)	3,107,042
24,629	Sika AG	5,920,891
240,500	SKF AB Class B(b)	3,673,283
21,000	SMC Corp	8,768,630
41,950	Spirax-Sarco Engineering PLC	5,355,801
60,700	Taisei Corp	1,957,284

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Industrial — (continued)
34,200	Tsubakimoto Chain Co(c)	$ 771,512
80,400	Valmet OYJ(b)	2,170,366
109,600	Wienerberger AG	2,641,780
851,000	Xinyi Glass Holdings Ltd	1,572,286
230,400	Yokogawa Electric Corp	3,656,673
		246,128,286
Technology — 7.78%
87,330	Analog Devices Inc	14,324,740
26,178	ANSYS Inc(c)	6,324,343
7,350	ASML Holding NV	4,007,588
100,097	Cadence Design Systems Inc(c)	16,079,582
44,510	Capgemini SE	7,440,985
69,400	Computacenter PLC(c)	1,610,818
154,742	Dassault Systemes SE	5,564,451
57,900	DTS Corp(c)	1,304,761
197,000	Indra Sistemas SA	2,245,596
110,700	Infineon Technologies AG	3,364,374
277,371	Nomura Research Institute Ltd	6,594,202
7,900	Obic Co Ltd	1,159,791
2,174,000	PAX Global Technology Ltd	1,871,282
352,151	Samsung Electronics Co Ltd	15,457,041
94,388	SAP SE	9,744,651
18,800	Siltronic AG	1,367,516
128,513	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	9,572,933
63,500	Tokyo Seimitsu Co Ltd(c)	2,051,576
		110,086,230
Utilities — 0.82%
1,366,800	A2A SpA	1,822,300
441,300	Drax Group PLC	3,740,654
91,400	Endesa SA	1,722,568
304,500	Engie SA	4,356,188
		11,641,710
TOTAL COMMON STOCK — 95.59% (Cost $1,394,356,422)		$1,353,311,702
PREFERRED STOCK
Consumer, Cyclical — 0.59%
36,900	Porsche Automobil Holding SE	2,012,369
423,994	Schaeffler AG(b)	2,864,214
28,400	Volkswagen AG	3,522,999
		8,399,582
Consumer, Non-Cyclical — 0.09%
17,350	Henkel AG & Co KGaA	1,202,572
TOTAL PREFERRED STOCK — 0.68% (Cost $13,849,891)		$ 9,602,154
Shares		Fair Value
WARRANTS
Consumer, Cyclical — 0.01%
86,430	Cie Financiere Richemont SA(c)	$ 71,974
TOTAL WARRANTS — 0.01% (Cost $0)		$ 71,974
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,590,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 4.36%(e)	3,590,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.25% (Cost $3,590,000)		$ 3,590,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 5.93%
$20,804,358	Undivided interest of 19.03% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $20,804,358 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(d)	20,804,358
20,804,358	Undivided interest of 19.14% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $20,804,358 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(d)	20,804,358

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$20,804,358	Undivided interest of 25.48% in a repurchase agreement (principal amount/value $81,850,151 with a maturity value of $81,889,257) with Credit Agricole Securities (USA) Inc, 4.30%, dated 12/31/22 to be repurchased at $20,804,358 on 1/3/23 collateralized by Government National Mortgage Association securities, 3.00% - 4.00%, 11/20/48 - 8/20/52, with a value of $83,487,154.(d)	$ 20,804,358
20,804,358	Undivided interest of 29.59% in a repurchase agreement (principal amount/value $70,517,679 with a maturity value of $70,551,371) with Citigroup Global Markets Inc, 4.30%, dated 12/31/22 to be repurchased at $20,804,358 on 1/3/23 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.50%, 8/28/23 - 12/1/52, with a value of $71,928,033.(d)	20,804,358
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 789,537	Undivided interest of 45.62% in a repurchase agreement (principal amount/value $1,735,883 with a maturity value of $1,736,707) with TD Securities (USA) Inc, 4.27%, dated 12/31/22 to be repurchased at $789,537 on 1/3/23 collateralized by U.S. Treasury securities, 0.38% - 1.88%, 10/31/23 - 7/31/26, with a value of $1,770,601.(d)	$ 789,537
TOTAL SHORT TERM INVESTMENTS — 5.93% (Cost $84,006,969)		$ 84,006,969
TOTAL INVESTMENTS — 102.46% (Cost $1,495,803,282)		$1,450,582,799
OTHER ASSETS & LIABILITIES, NET — (2.46)%		$ (34,861,461)
TOTAL NET ASSETS — 100.00%		$1,415,721,338

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at December 31, 2022.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2022
Summary of Investments by Country as of December 31, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 262,210,515	18.08%
France	197,186,272	13.59
Switzerland	171,999,048	11.86
United Kingdom	154,834,269	10.67
United States	138,372,957	9.54
Germany	127,981,125	8.82
Australia	58,279,972	4.02
Netherlands	49,087,459	3.38
Sweden	35,440,327	2.44
Canada	34,929,451	2.41
Ireland	33,447,695	2.31
Denmark	31,646,186	2.18
Spain	31,524,621	2.17
Italy	19,849,031	1.37
Hong Kong	17,977,434	1.24
South Korea	15,457,041	1.06
Finland	13,045,185	0.90
Singapore	10,013,189	0.69
Taiwan	9,572,933	0.66
Austria	9,423,386	0.65
Norway	8,983,219	0.62
Israel	6,085,133	0.42
Belgium	4,319,437	0.30
Portugal	3,564,461	0.25
Bermuda	3,223,316	0.22
Malta	2,129,137	0.15
Total	$1,450,582,799	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower International Value Fund
ASSETS:
Investments in securities, fair value (including $82,979,894 of securities on loan)(a)	$1,366,575,830
Repurchase agreements, fair value(b)	84,006,969
Cash	45,234,366
Cash denominated in foreign currencies, fair value(c)	4,203,705
Dividends receivable	4,845,020
Subscriptions receivable	3,395,946
Receivable for investments sold	476,703
Total Assets	1,508,738,539
LIABILITIES:
Payable for director fees	8,131
Payable for investments purchased	1,389,636
Payable for other accrued fees	219,579
Payable for shareholder services fees	161,098
Payable to investment adviser	758,024
Payable upon return of securities loaned	87,596,969
Redemptions payable	2,883,764
Total Liabilities	93,017,201
NET ASSETS	$1,415,721,338
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$16,665,269
Paid-in capital in excess of par	1,439,520,498
Undistributed/accumulated deficit	(40,464,429)
NET ASSETS	$1,415,721,338
NET ASSETS BY CLASS
Investor Class	$579,880,376
Institutional Class	$835,840,962
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Institutional Class	460,000,000
Issued and Outstanding
Investor Class	55,058,608
Institutional Class	111,594,078
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.53
Institutional Class	$7.49
(a) Cost of investments	$1,411,796,313
(b) Cost of repurchase agreements	$84,006,969
(c) Cost of cash denominated in foreign currencies	$4,180,090
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower International Value Fund
INVESTMENT INCOME:
Interest	$315,808
Income from securities lending	316,462
Dividends	39,621,182
Foreign withholding tax	(4,757,940)
Total Income	35,495,512
EXPENSES:
Management fees	8,217,732
Shareholder services fees – Investor Class	1,208,676
Shareholder services fees – Class L(a)	158
Audit and tax fees	58,659
Custodian fees	293,187
Directors fees	34,043
Distribution fees – Class L(a)	112
Legal fees	10,170
Pricing fees	11,721
Registration fees	94,857
Shareholder report fees	32,672
Transfer agent fees	14,874
Other fees	15,612
Total Expenses	9,992,473
Less amount waived by investment adviser	63,952
Net Expenses	9,928,521
NET INVESTMENT INCOME	25,566,991
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	37,453,837
Net Realized Gain	37,453,837
Net change in unrealized depreciation on investments and foreign currency translations	(241,110,888)
Net Change in Unrealized Depreciation	(241,110,888)
Net Realized and Unrealized Loss	(203,657,051)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(178,090,060)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower International Value Fund	2022	2021
OPERATIONS:
Net investment income	$25,566,991	$22,736,972
Net realized gain	37,453,837	35,961,795
Net change in unrealized appreciation (depreciation)	(241,110,888)	67,193,472
Net Increase (Decrease) in Net Assets Resulting from Operations	(178,090,060)	125,892,239
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(16,314,868)	(10,187,387)
Class L(a)	-	(8,365)
Institutional Class	(35,292,444)	(64,713,158)
From Net Investment Income and Net Realized Gains	(51,607,312)	(74,908,910)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	438,145,993	81,359,169
Class L(a)	13,619	66,458
Institutional Class	148,049,727	208,095,720
Shares issued in reinvestment of distributions
Investor Class	16,314,868	10,187,387
Class L(a)	-	8,365
Institutional Class	35,292,444	64,713,158
Shares redeemed
Investor Class	(78,318,980)	(77,734,900)
Class L(a)	(149,593)	(963,219)
Institutional Class	(176,289,230)	(202,085,433)
Net Increase in Net Assets Resulting from Capital Share Transactions	383,058,848	83,646,705
Total Increase in Net Assets	153,361,476	134,630,034
NET ASSETS:
Beginning of year	1,262,359,862	1,127,729,828
End of year	$1,415,721,338	$1,262,359,862
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	41,356,733	6,275,739
Class L(a)	1,168	5,296
Institutional Class	19,001,412	21,919,281
Shares issued in reinvestment of distributions
Investor Class	1,563,041	785,858
Class L(a)	-	643
Institutional Class	4,751,513	6,934,303
Shares redeemed
Investor Class	(7,224,556)	(6,028,651)
Class L(a)	(13,166)	(75,450)
Institutional Class	(22,560,307)	(21,290,958)
Net Increase	36,875,838	8,526,061
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$12.79	0.17	(2.12)	(1.95)	(0.13)	(0.18)	(0.31)	$10.53	(15.18%)
12/31/2021	$12.03	0.20	1.10	1.30	(0.21)	(0.33)	(0.54)	$12.79	10.83%
12/31/2020	$11.19	0.13	0.95	1.08	(0.11)	(0.13)	(0.24)	$12.03	9.73%
12/31/2019	$ 9.39	0.21	1.86	2.07	(0.14)	(0.13)	(0.27)	$11.19	22.06%
12/31/2018	$14.24	0.21	(2.45)	(2.24)	(0.17)	(2.44)	(2.61)	$ 9.39	(15.57%)
Institutional Class
12/31/2022	$ 9.19	0.18	(1.56)	(1.38)	(0.14)	(0.18)	(0.32)	$ 7.49	(14.90%)
12/31/2021	$ 8.81	0.18	0.81	0.99	(0.28)	(0.33)	(0.61)	$ 9.19	11.26%
12/31/2020	$ 8.27	0.13	0.70	0.83	(0.16)	(0.13)	(0.29)	$ 8.81	10.21%
12/31/2019	$ 7.04	0.18	1.40	1.58	(0.22)	(0.13)	(0.35)	$ 8.27	22.43%
12/31/2018	$11.51	0.20	(1.98)	(1.78)	(0.25)	(2.44)	(2.69)	$ 7.04	(15.30%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2022	$ 579,880	1.09%	1.07%	1.63%	30%
12/31/2021	$ 247,738	1.06%	1.06%	1.57%	17%
12/31/2020	$ 220,602	1.07%	1.07%	1.27%	20%
12/31/2019	$ 216,315	1.06%	1.06%	2.02%	24%
12/31/2018	$ 228,890	1.07%	1.06%	1.53%	76%
Institutional Class
12/31/2022	$ 835,841	0.71%	0.71%	2.27%	30%
12/31/2021	$1,014,470	0.70%	0.70%	1.93%	17%
12/31/2020	$ 906,166	0.70%	0.70%	1.66%	20%
12/31/2019	$ 885,852	0.69%	0.69%	2.32%	24%
12/31/2018	$ 717,513	0.71%	0.71%	1.86%	76%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower International Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but were redesignated into Investor Class shares on April 22, 2022. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 35,755,383	$ 102,023,278	$ —	$ 137,778,661
Communications	2,369,136	43,160,485	—	45,529,621
Consumer, Cyclical	5,875,015	134,365,112	—	140,240,127
Consumer, Non-cyclical	6,771,640	333,724,230	—	340,495,870
Energy	—	81,723,313	—	81,723,313
Financial	2,171,903	237,515,981	—	239,687,884
Industrial	7,275,684	238,852,602	—	246,128,286
Technology	46,301,598	63,784,632	—	110,086,230
Utilities	—	11,641,710	—	11,641,710
	106,520,359	1,246,791,343	—	1,353,311,702
Preferred Stock	—	9,602,154	—	9,602,154
Warrants	—	71,974	—	71,974
Government Money Market Mutual Funds	3,590,000	—	—	3,590,000
Short Term Investments	—	84,006,969	—	84,006,969
Total Assets	$ 110,110,359	$ 1,340,472,440	$ —	$ 1,450,582,799
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2022

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$22,117,380	$33,761,804
Long-term capital gain	29,489,932	41,147,106
	$51,607,312	$74,908,910
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$2,907,210
Undistributed long-term capital gains	9,793,937
Capital loss carryforwards	—
Post-October losses	(265,978)
Net unrealized depreciation	(52,899,598)
Tax composition of capital	$(40,464,429)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(265,978)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$1,503,482,397
Gross unrealized appreciation on investments	113,093,220
Gross unrealized depreciation on investments	(165,992,818)
Net unrealized depreciation on investments	$(52,899,598)
Concentration Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Annual Report - December 31, 2022

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.72% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$16,460	$4,090	$63,952	$0
The Adviser and Empower Funds entered into sub-advisory agreements with LSV Asset Management and Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Advisers for their services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Class L shares of the Fund were redesignated into Investor Class shares on April 22, 2022.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund. Prior to April 22, 2022, the Fund had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for the provision of services to Class L shareholders. The distribution plan provided for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Fund ceased operations on April 22, 2022.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $686,132,516 and $366,010,101, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned.

Annual Report - December 31, 2022

Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $82,979,894 and received collateral as reported on the Statement of Assets and Liabilities of $87,596,969 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Common Stocks	$87,462,293
Preferred Stock	134,676
Total secured borrowings	$87,596,969
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower International Value Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $3,402,343 and has derived gross income from sources within foreign countries amounting to $39,582,637.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 1% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023